UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04519

T. Rowe Price Capital Appreciation Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Capital Appreciation Fund

Investor Class (PRWCX)

This annual shareholder report contains important information about Capital Appreciation Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Fund - Investor Class	$74	0.70%

What drove fund performance during the past 12 months?

  Major U.S. stock market indexes rose in 2025. After a challenging start to the year, the market climbed the proverbial wall of worry, overcoming concerns about tariffs, the economy, conflicts in the Middle East and Ukraine, the longest federal government shutdown in U.S. history, and heightened valuations among artificial intelligence-related companies.

  Versus the all-equity S&P 500 Index, the leading contributor to relative performance was an underweight allocation to consumer staples, as the traditionally defensive sector lagged the broader benchmark in a market that strongly favored growth-oriented names. Portfolio positioning in the industrials and business services sector also added value, due in part to a favorable overweight allocation held early in the period.

  On the negative side, stock selection in health care was the leading detractor from relative results. Within the sector, positions in Becton, Dickinson & Company and Revvity weighed on relative results, as uncertainty surrounding research funding and the impact of tariffs and other regulatory outcomes weighed heavily on the life sciences tools and health care equipment and supplies industries. Stock selection in the information technology sector also weighed on relative results, driven by our positions in Aurora Innovations, an autonomous driving company, and Roper, a software company.

  The fund seeks long-term capital appreciation by investing primarily in common stocks. It also holds fixed income and other securities to help preserve principal value. Notable changes in positioning during the period included adding exposure to financials and utilities and reducing exposure to industrials and business services and health care.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,204	10,097	10,135
2016	10,519	10,362	10,384
2016	10,806	10,818	10,784
2016	10,822	11,274	11,196
2017	11,401	11,921	11,875
2017	11,814	12,280	12,242
2017	12,128	12,842	12,790
2017	12,486	13,656	13,640
2018	12,539	13,568	13,537
2018	12,804	14,095	14,002
2018	13,409	15,099	15,081
2018	12,563	12,940	13,042
2019	14,059	14,757	14,822
2019	14,751	15,361	15,460
2019	14,836	15,540	15,723
2019	15,655	16,954	17,149
2020	13,779	13,410	13,788
2020	15,675	16,364	16,620
2020	16,597	17,871	18,105
2020	18,497	20,495	20,304
2021	19,251	21,796	21,558
2021	20,335	23,592	23,401
2021	20,682	23,568	23,537
2021	21,925	25,754	26,132
2022	21,278	24,395	24,931
2022	18,787	20,321	20,916
2022	18,300	19,413	19,895
2022	19,307	20,808	21,399
2023	20,540	22,302	23,004
2023	21,489	24,172	25,015
2023	21,183	23,386	24,196
2023	22,942	26,209	27,025
2024	24,126	28,835	29,878
2024	24,566	29,762	31,157
2024	25,919	31,616	32,992
2024	25,853	32,448	33,786
2025	25,845	30,916	32,343
2025	27,488	34,314	35,882
2025	28,593	37,120	38,797
2025	29,083	38,012	39,827

202501-4140694, 202601-5112173

F72-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Capital Appreciation Fund (Investor Class)	12.50%	9.47%	11.27%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
S&P 500 Index (Strategy Benchmark)	17.88	14.42	14.82

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$70,588,736
  Number of Portfolio Holdings224
  Investment Advisory Fees Paid (000s)$377,165
  Portfolio Turnover Rate124.7%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common and Preferred Stocks	64.8%
Bonds	31.9
Reserves	3.3

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	16.3%
Microsoft	4.5
NVIDIA	4.2
Apple	3.8
Alphabet	3.6
Amazon.com	3.5
HUB International	2.6
Becton Dickinson & Company	2.5
NiSource	2.1
CenterPoint Energy	2.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Capital Appreciation Fund

Investor Class (PRWCX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Capital Appreciation Fund

Advisor Class (PACLX)

This annual shareholder report contains important information about Capital Appreciation Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Fund - Advisor Class	$103	0.97%

What drove fund performance during the past 12 months?

  Major U.S. stock market indexes rose in 2025. After a challenging start to the year, the market climbed the proverbial wall of worry, overcoming concerns about tariffs, the economy, conflicts in the Middle East and Ukraine, the longest federal government shutdown in U.S. history, and heightened valuations among artificial intelligence-related companies.

  Versus the all-equity S&P 500 Index, the leading contributor to relative performance was an underweight allocation to consumer staples, as the traditionally defensive sector lagged the broader benchmark in a market that strongly favored growth-oriented names. Portfolio positioning in the industrials and business services sector also added value, due in part to a favorable overweight allocation held early in the period.

  On the negative side, stock selection in health care was the leading detractor from relative results. Within the sector, positions in Becton, Dickinson & Company and Revvity weighed on relative results, as uncertainty surrounding research funding and the impact of tariffs and other regulatory outcomes weighed heavily on the life sciences tools and health care equipment and supplies industries. Stock selection in the information technology sector also weighed on relative results, driven by our positions in Aurora Innovations, an autonomous driving company, and Roper, a software company.

  The fund seeks long-term capital appreciation by investing primarily in common stocks. It also holds fixed income and other securities to help preserve principal value. Notable changes in positioning during the period included adding exposure to financials and utilities and reducing exposure to industrials and business services and health care.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,193	10,097	10,135
2016	10,504	10,362	10,384
2016	10,782	10,818	10,784
2016	10,790	11,274	11,196
2017	11,355	11,921	11,875
2017	11,759	12,280	12,242
2017	12,058	12,842	12,790
2017	12,406	13,656	13,640
2018	12,450	13,568	13,537
2018	12,707	14,095	14,002
2018	13,297	15,099	15,081
2018	12,453	12,940	13,042
2019	13,923	14,757	14,822
2019	14,596	15,361	15,460
2019	14,672	15,540	15,723
2019	15,467	16,954	17,149
2020	13,604	13,410	13,788
2020	15,467	16,364	16,620
2020	16,364	17,871	18,105
2020	18,220	20,495	20,304
2021	18,955	21,796	21,558
2021	20,004	23,592	23,401
2021	20,334	23,568	23,537
2021	21,539	25,754	26,132
2022	20,889	24,395	24,931
2022	18,434	20,321	20,916
2022	17,944	19,413	19,895
2022	18,916	20,808	21,399
2023	20,111	22,302	23,004
2023	21,027	24,172	25,015
2023	20,717	23,386	24,196
2023	22,419	26,209	27,025
2024	23,560	28,835	29,878
2024	23,970	29,762	31,157
2024	25,279	31,616	32,992
2024	25,202	32,448	33,786
2025	25,180	30,916	32,343
2025	26,757	34,314	35,882
2025	27,816	37,120	38,797
2025	28,268	38,012	39,827

202501-4140694, 202601-5112173

F272-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Capital Appreciation Fund (Advisor Class)	12.16%	9.18%	10.95%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
S&P 500 Index (Strategy Benchmark)	17.88	14.42	14.82

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$70,588,736
  Number of Portfolio Holdings224
  Investment Advisory Fees Paid (000s)$377,165
  Portfolio Turnover Rate124.7%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common and Preferred Stocks	64.8%
Bonds	31.9
Reserves	3.3

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	16.3%
Microsoft	4.5
NVIDIA	4.2
Apple	3.8
Alphabet	3.6
Amazon.com	3.5
HUB International	2.6
Becton Dickinson & Company	2.5
NiSource	2.1
CenterPoint Energy	2.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Capital Appreciation Fund

Advisor Class (PACLX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Capital Appreciation Fund

I Class (TRAIX)

This annual shareholder report contains important information about Capital Appreciation Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Fund - I Class	$61	0.57%

What drove fund performance during the past 12 months?

  Major U.S. stock market indexes rose in 2025. After a challenging start to the year, the market climbed the proverbial wall of worry, overcoming concerns about tariffs, the economy, conflicts in the Middle East and Ukraine, the longest federal government shutdown in U.S. history, and heightened valuations among artificial intelligence-related companies.

  Versus the all-equity S&P 500 Index, the leading contributor to relative performance was an underweight allocation to consumer staples, as the traditionally defensive sector lagged the broader benchmark in a market that strongly favored growth-oriented names. Portfolio positioning in the industrials and business services sector also added value, due in part to a favorable overweight allocation held early in the period.

  On the negative side, stock selection in health care was the leading detractor from relative results. Within the sector, positions in Becton, Dickinson & Company and Revvity weighed on relative results, as uncertainty surrounding research funding and the impact of tariffs and other regulatory outcomes weighed heavily on the life sciences tools and health care equipment and supplies industries. Stock selection in the information technology sector also weighed on relative results, driven by our positions in Aurora Innovations, an autonomous driving company, and Roper, a software company.

  The fund seeks long-term capital appreciation by investing primarily in common stocks. It also holds fixed income and other securities to help preserve principal value. Notable changes in positioning during the period included adding exposure to financials and utilities and reducing exposure to industrials and business services and health care.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
2015	500,000	500,000	500,000
2016	510,176	504,841	506,739
2016	526,337	518,121	519,181
2016	540,702	540,907	539,180
2016	541,686	563,676	559,800
2017	570,826	596,049	593,758
2017	591,700	614,023	612,094
2017	607,407	642,092	639,518
2017	625,532	682,784	682,013
2018	628,406	678,383	676,835
2018	641,894	704,764	700,077
2018	672,408	754,971	754,058
2018	630,265	646,994	652,111
2019	705,517	737,854	741,111
2019	740,176	768,069	773,007
2019	744,686	776,999	786,135
2019	785,971	847,685	857,437
2020	692,128	670,521	689,397
2020	787,481	818,221	831,021
2020	834,025	893,559	905,227
2020	929,868	1,024,747	1,015,195
2021	968,000	1,089,787	1,077,883
2021	1,022,746	1,179,583	1,170,030
2021	1,040,722	1,178,384	1,176,840
2021	1,103,445	1,287,709	1,306,611
2022	1,071,228	1,219,738	1,246,526
2022	946,236	1,016,027	1,045,822
2022	922,073	970,666	994,758
2022	972,826	1,040,379	1,069,973
2023	1,035,346	1,115,082	1,150,189
2023	1,083,464	1,208,602	1,250,740
2023	1,068,407	1,169,276	1,209,798
2023	1,157,482	1,310,429	1,351,243
2024	1,217,576	1,441,725	1,493,879
2024	1,240,111	1,488,091	1,557,874
2024	1,308,740	1,580,787	1,649,579
2024	1,306,065	1,622,413	1,689,320
2025	1,306,065	1,545,804	1,617,149
2025	1,389,841	1,715,707	1,794,104
2025	1,446,068	1,855,986	1,939,867
2025	1,470,805	1,900,583	1,991,370

202501-4140694, 202601-5112173

F434-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Capital Appreciation Fund (I Class)	12.61%	9.60%	11.39%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
S&P 500 Index (Strategy Benchmark)	17.88	14.42	14.82

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$70,588,736
  Number of Portfolio Holdings224
  Investment Advisory Fees Paid (000s)$377,165
  Portfolio Turnover Rate124.7%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common and Preferred Stocks	64.8%
Bonds	31.9
Reserves	3.3

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	16.3%
Microsoft	4.5
NVIDIA	4.2
Apple	3.8
Alphabet	3.6
Amazon.com	3.5
HUB International	2.6
Becton Dickinson & Company	2.5
NiSource	2.1
CenterPoint Energy	2.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Capital Appreciation Fund

I Class (TRAIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$46,217	$46,029
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRWCX Capital Appreciation
Fund
PACLX Capital Appreciation
Fund–
.
Advisor Class
TRAIX Capital Appreciation
Fund–
.
I Class

T. ROWE PRICE Capital Appreciation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 34 .62 $ 33 .91 $ 29 .73 $ 36 .96 $ 34 .11
Investment activities
Net investment income
(1)(2)
0 .68 0 .81 0 .77 0 .49 0 .35
Net realized and unrealized
gain/loss 3 .60 3 .49 4 .81 ( 4 .91 ) 5 .91
Total from investment
activities 4 .28 4 .30 5 .58 ( 4 .42 ) 6 .26
Distributions
Net investment income ( 0 .68 ) ( 0 .80 ) ( 0 .71 ) ( 0 .47 ) ( 0 .35 )
Net realized gain ( 2 .47 ) ( 2 .79 ) ( 0 .69 ) ( 2 .34 ) ( 3 .06 )
Total distributions ( 3 .15 ) ( 3 .59 ) ( 1 .40 ) ( 2 .81 ) ( 3 .41 )
NET ASSET VALUE
End of period $ 35 .75 $ 34 .62 $ 33 .91 $ 29 .73 $ 36 .96
Ratios/Supplemental Data
Total return
(2)(3)
12 .50% 12 .69% 18 .83% ( 11 .94 ) % 18 .53%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .73% 0 .72% 0 .73% 0 .73% 0 .70%
Net expenses after waivers/
payments by Price Associates 0 .70% 0 .70% 0 .70% 0 .71% 0 .68%
Net investment income 1 .85% 2 .23% 2 .38% 1 .45% 0 .95%
Portfolio turnover rate 124 .7% 85 .0% 65 .1% 83 .9% 47 .8%
Net assets, end of period (in
millions) $37,424 $34,860 $31,624 $26,104 $40,460
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Capital Appreciation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 34 .04 $ 33 .39 $ 29 .30 $ 36 .49 $ 33 .70
Investment activities
Net investment income
(1)(2)
0 .57 0 .70 0 .68 0 .40 0 .24
Net realized and unrealized
gain/loss 3 .53 3 .45 4 .73 ( 4 .85 ) 5 .84
Total from investment
activities 4 .10 4 .15 5 .41 ( 4 .45 ) 6 .08
Distributions
Net investment income ( 0 .59 ) ( 0 .71 ) ( 0 .63 ) ( 0 .40 ) ( 0 .23 )
Net realized gain ( 2 .47 ) ( 2 .79 ) ( 0 .69 ) ( 2 .34 ) ( 3 .06 )
Total distributions ( 3 .06 ) ( 3 .50 ) ( 1 .32 ) ( 2 .74 ) ( 3 .29 )
NET ASSET VALUE
End of period $ 35 .08 $ 34 .04 $ 33 .39 $ 29 .30 $ 36 .49
Ratios/Supplemental Data
Total return
(2)(3)
12 .16% 12 .41% 18 .52% ( 12 .18 ) % 18 .22%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .99% 0 .99% 0 .99% 0 .99% 0 .99%
Net expenses after
waivers/payments by Price
Associates 0 .97% 0 .96% 0 .96% 0 .97% 0 .97%
Net investment income 1 .59% 1 .96% 2 .12% 1 .22% 0 .66%
Portfolio turnover rate 124 .7% 85 .0% 65 .1% 83 .9% 47 .8%
Net assets, end of period (in
millions) $829 $790 $759 $654 $795
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Capital Appreciation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 34 .61 $ 33 .90 $ 29 .72 $ 36 .99 $ 34 .14
Investment activities
Net investment income
(1)(2)
0 .72 0 .85 0 .81 0 .56 0 .40
Net realized and unrealized
gain/loss 3 .60 3 .50 4 .82 ( 4 .95 ) 5 .91
Total from investment
activities 4 .32 4 .35 5 .63 ( 4 .39 ) 6 .31
Distributions
Net investment income ( 0 .73 ) ( 0 .85 ) ( 0 .76 ) ( 0 .54 ) ( 0 .40 )
Net realized gain ( 2 .47 ) ( 2 .79 ) ( 0 .69 ) ( 2 .34 ) ( 3 .06 )
Total distributions ( 3 .20 ) ( 3 .64 ) ( 1 .45 ) ( 2 .88 ) ( 3 .46 )
NET ASSET VALUE
End of period $ 35 .73 $ 34 .61 $ 33 .90 $ 29 .72 $ 36 .99
Ratios/Supplemental Data
Total return
(2)(3)
12 .61% 12 .84% 18 .98% ( 11 .84 ) % 18 .67%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .60% 0 .60% 0 .60% 0 .60% 0 .59%
Net expenses after
waivers/payments by Price
Associates 0 .57% 0 .57% 0 .58% 0 .58% 0 .57%
Net investment income 1 .98% 2 .35% 2 .50% 1 .67% 1 .06%
Portfolio turnover rate 124 .7% 85 .0% 65 .1% 83 .9% 47 .8%
Net assets, end of period (in
millions) $32,336 $28,586 $24,084 $18,698 $12,654
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Capital Appreciation Fund
December 31, 2025

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  0.1%
Domino's Pizza Master Issuer
Series 2017-1A, Class A23
4.118%, 7/25/47 (1) 22,249,988 22,122
Domino's Pizza Master Issuer
Series 2019-1A, Class A2
3.668%, 10/25/49 (1) 17,777,472 17,112
Total Asset-Backed Securities (Cost $39,859) 39,234
BANK LOANS  8.3% (2)
AmWINS Group, FRN
1M TSFR + 2.25%, 5.966%, 1/30/32  379,783,857 380,733
Applied Systems, FRN
3M TSFR + 2.50%, 6.172%, 2/24/31  865,214,055 869,722
Applied Systems, FRN
3M TSFR + 4.50%, 8.172%, 2/23/32  121,231,360 123,012
Ascend Learning, FRN
1M TSFR + 3.00%, 6.716%, 12/11/28  205,728,052 206,205
Bending Spoons U.S., FRN
1M TSFR + 5.88%, 3/7/31 (3)(4) 173,424,000 167,788
Bending Spoons U.S., FRN
1M TSFR + 5.88%, 9.55%, 3/7/31  13,156,154 12,740
Broadstreet Partners, FRN
1M TSFR + 2.75%, 6.466%, 6/13/31  415,527,225 416,728
CCC Intelligent Solutions, FRN
1M TSFR + 2.00%, 5.716%, 1/23/32  56,234,459 56,375
CPI Holdco B, FRN
1M TSFR + 2.00%, 5.716%, 5/17/31 (4) 181,081,520 181,409
Ellucian Holdings, FRN
1M TSFR + 2.75%, 6.466%, 10/9/29  147,758,550 148,497
EP Wealth Advisors, FRN
3M TSFR + 3.00%, 6.672%, 10/18/32  20,761,000 20,813
Epicor Software, FRN
1M TSFR + 2.50%, 6.216%, 5/30/31  106,581,346 106,868
Filtration Group, FRN
1M EURIBOR + 3.50%, 5.401%, 10/21/28 (EUR)  65,339,526 77,747
Filtration Group, FRN
1M TSFR + 2.75%, 6.466%, 10/21/28  319,303,930 320,766
Hilton Domestic Operating, FRN
1M TSFR + 1.75%, 5.477%, 11/8/30  212,355,459 213,553
HUB International, FRN
3M TSFR + 2.25%, 6.12%, 6/20/30  806,792,151 810,616
Icon Parent, FRN
3M TSFR + 2.75%, 6.439%, 11/13/31  180,468,332 180,672

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Icon Parent, FRN
3M TSFR + 5.00%, 8.841%, 11/12/32  56,930,700 56,931
Loire Finco Luxembourg, FRN
1M TSFR + 4.00%, 7.716%, 1/21/30  179,844,962 179,575
Mariner Wealth Advisors, FRN
3M TSFR + 2.25%, 5.936%, 12/30/30 (4) 103,635,456 104,095
Mister Car Wash Holdings, FRN
1M TSFR + 2.50%, 6.216%, 3/27/31  29,499,634 29,584
Quartz AcquireCo, FRN
3M TSFR + 2.25%, 5.922%, 6/28/30 (3) 36,323,651 36,233
Ryan Specialty, FRN
1M TSFR + 2.00%, 5.716%, 9/15/31  8,220,482 8,226
SBA Senior Finance II, FRN
1M TSFR + 1.75%, 5.47%, 1/25/31  101,214,062 101,583
Storable, FRN
1M TSFR + 3.25%, 6.966%, 4/16/31  64,842,127 65,085
TransDigm, FRN
1M TSFR + 2.25%, 5.966%, 3/22/30  284,058,669 284,828
UKG, FRN
3M TSFR + 2.50%, 6.338%, 2/10/31  173,571,125 173,641
USI, FRN
3M TSFR + 2.25%, 5.922%, 11/21/29  166,110,255 166,436
USI, FRN
3M TSFR + 2.25%, 5.922%, 9/29/30  166,516,403 166,748
Varsity Brands, FRN
3M TSFR + 3.00%, 6.672%, 8/26/31  173,645,083 174,189
Wyndham Hotels & Resorts, FRN
1M TSFR + 1.75%, 5.466%, 5/24/30  36,412,863 36,476
Total Bank Loans (Cost $5,837,132) 5,877,874
BOND FUNDS  1.4%
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 6.59% (5)(6) 104,135,932 980,961
Total Bond Funds (Cost $1,003,397) 980,961
COMMON STOCKS  62.5%
COMMUNICATION SERVICES  5.4%
Interactive Media & Services  5.4%
Alphabet, Class A (7) 8,423,596 2,636,585
Meta Platforms, Class A  1,734,221 1,144,742
Total Communication Services 3,781,327

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY  6.1%
Broadline Retail  3.5%
Amazon.com (8) 10,777,538 2,487,671
2,487,671
Hotels, Restaurants & Leisure  2.6%
Starbucks (7) 11,969,549 1,007,956
Yum! Brands (7) 5,214,386 788,832
1,796,788
Total Consumer Discretionary 4,284,459
CONSUMER STAPLES  0.6%
Beverages  0.6%
Keurig Dr Pepper  15,938,059 446,425
Total Consumer Staples 446,425
ENERGY  1.0%
Oil, Gas & Consumable Fuels  1.0%
Canadian Natural Resources  20,878,050 706,722
Total Energy 706,722
FINANCIALS  6.3%
Capital Markets  1.2%
Ares Coinvest DBA EP Wealth, Acquisition Date: 11/24/25,
Cost $92,115 (3)(8)(9) 91,884,429 91,884
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $98,805 (3)
(8)(9) 7,057,619 98,805
KKR  5,096,312 649,678
840,367
Financial Services  2.4%
Mastercard, Class A (7) 1,534,658 876,106
Visa, Class A (7) 2,336,347 819,380
1,695,486
Insurance  2.7%
Ethos DBA Broadstreet, Acquisition Date: 7/16/25,
Cost $578,073 (3)(8)(9) 578,072,525 578,073
Hockey Parent Holdings, Acquisition Date: 9/14/23 - 5/2/25,
Cost $701,066 (3)(8)(9) 552,165 701,995
Willis Towers Watson  1,926,182 632,943
1,913,011
Total Financials 4,448,864

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HEALTH CARE  11.3%
Biotechnology  0.8%
Arcellx (8) 2,759,084 179,892
BioNTech, ADR (8) 1,443,737 137,444
Cytokinetics (8) 3,387,580 215,247
532,583
Health Care Equipment & Supplies  4.4%
Abbott Laboratories (7) 11,062,714 1,386,048
Becton Dickinson & Company (7) 8,963,144 1,739,477
3,125,525
Health Care Providers & Services  2.9%
Cencora  2,727,140 921,092
McKesson  394,611 323,695
UnitedHealth Group  2,513,212 829,636
2,074,423
Life Sciences Tools & Services  2.2%
Danaher  636,425 145,691
Revvity (5) 14,366,588 1,389,967
1,535,658
Pharmaceuticals  1.0%
Eli Lilly  657,662 706,776
706,776
Total Health Care 7,974,965
INDUSTRIALS & BUSINESS SERVICES  1.4%
Industrial Conglomerates  0.4%
Bending Spoons, Class C, Acquisition Date: 10/28/25,
Cost $172,761 (EUR) (3)(8)(9) 1,941,616 174,146
Live Oak Acquisition V SPAC/TeamShares PIPE, Class A (5)(8)
(10) 11,637,732 107,882
282,028
Machinery  1.0%
Ingersoll Rand  8,906,272 705,555
705,555
Total Industrials & Business Services 987,583
INFORMATION TECHNOLOGY  20.3%
Electronic Equipment, Instruments & Components  0.7%
Amphenol, Class A  3,682,210 497,614
497,614

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor Equipment  7.4%
Advanced Micro Devices (7)(8) 5,190,515 1,111,601
Broadcom  3,290,541 1,138,856
NVIDIA (7) 15,999,190 2,983,849
5,234,306
Software  8.3%
Aurora Innovation (5)(8) 157,234,598 603,781
Microsoft (7) 6,501,026 3,144,026
PTC (5)(8) 7,220,266 1,257,843
Roper Technologies (7) 555,966 247,477
Salesforce  990,500 262,393
Workday, Class A (8) 1,705,958 366,406
5,881,926
Technology Hardware, Storage & Peripherals  3.9%
Apple (7) 10,031,812 2,727,248
2,727,248
Total Information Technology 14,341,094
UTILITIES  6.4%
Electric Utilities  1.2%
PPL  24,540,452 859,407
859,407
Multi-Utilities  5.2%
Ameren  9,661,304 964,778
CenterPoint Energy (5) 35,692,638 1,368,456
NiSource (5) 31,701,526 1,323,855
3,657,089
Total Utilities 4,516,496
Total Miscellaneous Common Stocks  3.7% (11) 2,609,716
Total Common Stocks (Cost $31,928,893) 44,097,651
CONVERTIBLE PREFERRED STOCKS  2.1%
CONSUMER STAPLES  0.3%
Beverages  0.3%
Keurig Dr Pepper PIPE, Series A, Acquisition Date: 12/24/25,
Cost $242,286 (3)(8)(9)(10) 237,535 237,535
Total Consumer Staples 237,535

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS  0.1%
Capital Markets  0.1%
KKR, Series D, 6.25%, 3/1/28  719,787 37,314
Total Financials 37,314
INFORMATION TECHNOLOGY  1.7%
Software  1.7%
Anthropic, Series F-1, Acquisition Date: 8/29/25,
Cost $172,875 (3)(8)(9) 1,226,347 312,020
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $183,922 (3)
(8)(9) 2,141,932 332,342
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $16,282 (3)
(8)(9) 177,514 27,786
Waymo, Series C-2, Acquisition Date: 1/12/24 - 9/27/24,
Cost $279,599 (3)(8)(9) 3,575,381 540,240
Total Information Technology 1,212,388
Total Convertible Preferred Stocks (Cost $930,599) 1,487,237
CORPORATE BONDS  7.2%
AmWINS Group, 6.375%, 2/15/29 (1) 38,945,000 39,971
Avantor Funding, 3.875%, 11/1/29 (1) 8,280,000 7,922
Avantor Funding, 4.625%, 7/15/28 (1) 34,153,000 33,960
Booz Allen Hamilton, 4.00%, 7/1/29 (1) 23,437,000 22,934
Booz Allen Hamilton, 5.95%, 8/4/33  34,614,000 36,149
Broadstreet Partners Group, 5.875%, 4/15/29 (1) 129,520,000 129,332
Capstone Borrower, 8.00%, 6/15/30 (1) 30,351,000 31,265
CenterPoint Energy, VR, 5.95%, 4/1/56 (5)(12) 92,389,000 93,002
Crowdstrike Holdings, 3.00%, 2/15/29  5,722,000 5,489
Ellucian Holdings, 6.50%, 12/1/29 (1) 44,662,000 45,639
Fair Isaac, 6.00%, 5/15/33 (1) 46,755,000 47,947
Hilton Domestic Operating, 3.625%, 2/15/32 (1) 114,947,000 106,604
Hilton Domestic Operating, 3.75%, 5/1/29 (1) 93,694,000 91,099
Hilton Domestic Operating, 4.00%, 5/1/31 (1) 138,883,000 132,922
Hilton Domestic Operating, 4.875%, 1/15/30  85,067,000 85,319
Hilton Domestic Operating, 5.50%, 3/31/34 (1) 58,318,000 58,771
Hilton Domestic Operating, 5.75%, 9/15/33 (1) 81,115,000 83,003
Hilton Domestic Operating, 5.875%, 4/1/29 (1) 45,179,000 46,209
Hilton Worldwide Finance, 4.875%, 4/1/27  38,607,000 38,608
Hologic, 3.25%, 2/15/29 (1) 26,768,000 26,386
HUB International, 5.625%, 12/1/29 (1) 74,890,000 74,973
HUB International, 7.25%, 6/15/30 (1) 587,665,000 616,319
HUB International, 7.375%, 1/31/32 (1) 327,386,000 343,530

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IQVIA, 5.00%, 5/15/27 (1) 42,949,000 42,952
IQVIA, 6.50%, 5/15/30 (1) 27,385,000 28,421
KFC Holding, 4.75%, 6/1/27 (1) 138,786,000 138,646
Korn Ferry, 4.625%, 12/15/27 (1) 32,922,000 32,908
Life Time, 6.00%, 11/15/31 (1) 34,095,000 34,872
Mirant, EC, 7.90%, 7/15/09 (1)(3)(8) 16,000,000 —
MSCI, 5.25%, 9/1/35  90,885,000 91,619
NiSource, VR, 5.75%, 7/15/56 (5)(12) 181,094,000 182,497
PTC, 4.00%, 2/15/28 (1)(5) 41,117,000 40,490
Ryan Specialty, 4.375%, 2/1/30 (1) 24,807,000 24,322
Ryan Specialty, 5.875%, 8/1/32 (1) 65,952,000 67,437
SBA Communications, 3.125%, 2/1/29  114,808,000 109,715
SBA Communications, 3.875%, 2/15/27  102,069,000 101,143
SBA Tower Trust, 6.599%, 1/15/28 (1) 2,575,000 2,637
Service Corp. International, 3.375%, 8/15/30  25,624,000 23,978
Service Corp. International, 4.625%, 12/15/27  5,256,000 5,244
Service Corp. International, 5.75%, 10/15/32  34,085,000 34,755
Six Flags Entertainment, 5.375%, 4/15/27  68,764,000 68,445
Six Flags Entertainment, 5.50%, 4/15/27 (1) 63,759,000 63,527
Six Flags Entertainment, 6.50%, 10/1/28  54,236,000 53,161
Surgery Center Holdings, 7.25%, 4/15/32 (1) 27,373,000 27,718
TransDigm, 4.625%, 1/15/29  47,592,000 47,295
TransDigm, 6.25%, 1/31/34 (1) 11,838,000 12,281
TransDigm, 6.375%, 3/1/29 (1) 184,964,000 190,961
TransDigm, 6.375%, 5/31/33 (1) 175,517,000 180,071
TransDigm, 6.625%, 3/1/32 (1) 239,679,000 249,380
TransDigm, 6.75%, 8/15/28 (1) 28,464,000 29,011
TransDigm, 6.75%, 1/31/34 (1) 113,340,000 118,129
TransDigm, 7.125%, 12/1/31 (1) 106,169,000 111,347
USI, 7.50%, 1/15/32 (1) 130,072,000 136,416
Vail Resorts, 5.625%, 7/15/30 (1) 20,535,000 20,875
Vail Resorts, 6.50%, 5/15/32 (1) 40,770,000 42,335
Yum! Brands, 3.625%, 3/15/31  58,624,000 55,429
Yum! Brands, 4.625%, 1/31/32  102,997,000 101,000
Yum! Brands, 4.75%, 1/15/30 (1) 46,930,000 47,033
Yum! Brands, 5.35%, 11/1/43  84,184,000 81,612
Yum! Brands, 5.375%, 4/1/32  121,510,000 123,212
Yum! Brands, 6.875%, 11/15/37  36,509,000 40,236
Total Miscellaneous Corporate Bonds  0.2% (11) 172,073
Total Corporate Bonds (Cost $4,979,185) 5,130,536

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS  0.2%
FINANCIALS  0.2%
Insurance  0.2%
AH Parent, Series A, Acquisition Date: 9/27/24,
Cost $140,396 (3)(9) 142,534 143,634
Total Financials 143,634
UTILITIES  0.0%
Electric Utilities  0.0%
CMS Energy, 5.88%, 10/15/78  19,289 437
Total Utilities 437
Total Preferred Stocks (Cost $140,878) 144,071
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  16.3%
U.S. Treasury Obligations  16.3%
U.S. Treasury Notes, 3.50%, 11/30/30  2,374,042,000 2,352,527
U.S. Treasury Notes, 3.625%, 8/31/30  1,123,688,400 1,120,791
U.S. Treasury Notes, 3.625%, 9/30/30  1,128,000,000 1,124,739
U.S. Treasury Notes, 3.625%, 10/31/30  2,518,500,000 2,510,433
U.S. Treasury Notes, 3.75%, 10/31/32  708,000,000 701,252
U.S. Treasury Notes, 3.75%, 11/30/32  546,338,000 540,875
U.S. Treasury Notes, 3.875%, 7/31/30  2,219,307,000 2,237,859
U.S. Treasury Notes, 3.875%, 9/30/32  879,000,000 877,627
11,466,103
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $11,451,424) 11,466,103
SHORT-TERM INVESTMENTS  2.6%
Money Market Funds  2.6%
T. Rowe Price Government Reserve Fund, 3.77% (5)(13) 1,840,157,884 1,840,158
Total Short-Term Investments (Cost $1,840,158) 1,840,158
Total Investments in Securities
100.7% of Net Assets
(Cost $58,151,525) $ 71,063,825
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE Capital Appreciation Fund

.
.
.
.
.
.
.
.
.
.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $3,619,789 and represents 5.1% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) All or a portion of this loan is unsettled as of December 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(5) Affiliated Companies
(6) SEC 30-day yield
(7) At December 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(8) Non-income producing
(9) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $3,238,460 and represents 4.6% of net assets.
(10) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at December 31, 2025, were $349,353 and were valued at
$345,417 (0.5% of net assets).
(11) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(12) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(13) Seven-day yield
1M EURIBOR One month EURIBOR (Euro interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
OTC Over-the-counter

T. ROWE PRICE Capital Appreciation Fund

.
.
.
.
.
.
.
.
.
.
PIPE Private Investment in Public Equity
SPAC Special Purpose Acquisition Company
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.3)%
OTC Options Written (0.3)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
Abbott Laboratories, Call,
1/16/26 @ $130.00 6,176 77,379 (244)
Bank of America
Abbott Laboratories, Call,
1/16/26 @ $140.00 3,447 43,187 (48)
Bank of America
Abbott Laboratories, Call,
1/16/26 @ $145.00 3,080 38,589 (14)
Bank of America
Willis Towers Watson, Call,
1/16/26 @ $330.00 668 21,951 (327)
Bank of America
Willis Towers Watson, Call,
1/16/26 @ $340.00 668 21,951 (119)
Barclays Bank
Advanced Micro Devices,
Call, 1/16/26 @ $175.00 3,447 73,821 (13,805)
Barclays Bank
Advanced Micro Devices,
Call, 1/16/26 @ $180.00 3,447 73,821 (12,168)
Barclays Bank
Apple, Call, 1/16/26 @
$235.00 3,447 93,710 (12,926)
Barclays Bank
Apple, Call, 1/16/26 @
$245.00 3,447 93,710 (9,514)
Barclays Bank
Canadian Natural
Resources, Call, 1/16/26
@ $32.50 10,342 35,008 (1,319)
Barclays Bank
Canadian Natural
Resources, Call, 1/16/26
@ $35.00 10,342 35,008 (207)
Barclays Bank
Mastercard, Class A, Call,
1/16/26 @ $580.00 1,373 78,382 (494)
Barclays Bank
Mastercard, Class A, Call,
1/16/26 @ $585.00 1,331 75,984 (302)
Barclays Bank
Mastercard, Class A, Call,
1/16/26 @ $610.00 1,331 75,984 (34)
Barclays Bank
Mastercard, Class A, Call,
1/16/26 @ $620.00 685 39,105 (12)
Barclays Bank
Mastercard, Class A, Call,
1/16/26 @ $640.00 1,381 78,839 (25)
Barclays Bank
Mastercard, Class A, Call,
6/18/26 @ $670.00 1,381 78,839 (732)
Citibank
Amazon.com, Call, 1/16/26
@ $250.00 3,447 79,564 (107)
Citibank
Amazon.com, Call, 1/16/26
@ $260.00 3,447 79,564 (33)
Citibank
Eli Lilly, Call, 1/16/26 @
$850.00 267 28,694 (6,077)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
Eli Lilly, Call, 1/16/26 @
$890.00 267 28,694 (5,028)
Goldman Sachs
McKesson, Call, 1/16/26
@ $660.00 515 42,245 (8,351)
Goldman Sachs
McKesson, Call, 1/16/26
@ $680.00 514 42,163 (7,314)
Goldman Sachs
McKesson, Call, 1/16/26
@ $760.00 690 56,600 (4,461)
Goldman Sachs
McKesson, Call, 1/16/26
@ $780.00 690 56,600 (3,150)
Goldman Sachs
NVIDIA, Call, 1/16/26 @
$190.00 3,792 70,721 (1,479)
Goldman Sachs
NVIDIA, Call, 1/16/26 @
$200.00 3,792 70,721 (413)
Goldman Sachs
Visa, Class A, Call, 1/16/26
@ $360.00 2,059 72,211 (234)
Goldman Sachs
Visa, Class A, Call, 1/16/26
@ $370.00 2,069 72,562 (36)
Goldman Sachs
Visa, Class A, Call, 1/16/26
@ $380.00 2,072 72,667 (41)
Goldman Sachs
Visa, Class A, Call, 1/16/26
@ $390.00 2,258 79,190 (14)
Goldman Sachs
Visa, Class A, Call, 1/16/26
@ $400.00 2,069 72,562 (13)
Goldman Sachs
Visa, Class A, Call, 6/18/26
@ $395.00 2,072 72,667 (1,228)
JPMorgan Chase
Meta Platforms, Class A,
Call, 1/16/26 @ $775.00 1,379 91,026 (10)
JPMorgan Chase
Meta Platforms, Class A,
Call, 1/16/26 @ $810.00 1,379 91,026 (5)
JPMorgan Chase
Microsoft, Call, 1/16/26 @
$565.00 1,379 66,691 (1)
JPMorgan Chase
Microsoft, Call, 1/16/26 @
$590.00 1,379 66,691 (1)
UBS Investment Bank
Alphabet, Class A, Call,
1/16/26 @ $205.00 3,448 107,922 (37,531)
UBS Investment Bank
Alphabet, Class A, Call,
1/16/26 @ $215.00 3,448 107,922 (34,084)
UBS Investment Bank
Alphabet, Class A, Call,
1/15/27 @ $340.00 1,391 43,538 (5,359)
UBS Investment Bank
Alphabet, Class A, Call,
1/15/27 @ $350.00 1,391 43,538 (4,858)
UBS Investment Bank
Alphabet, Class A, Call,
1/15/27 @ $360.00 1,391 43,538 (4,375)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
UBS Investment Bank
Amphenol, Class A, Call,
1/16/26 @ $115.00 1,992 26,920 (4,173)
UBS Investment Bank
Amphenol, Class A, Call,
1/16/26 @ $120.00 1,992 26,920 (3,207)
UBS Investment Bank
Danaher, Call, 1/16/26 @
$220.00 2,758 63,136 (3,144)
UBS Investment Bank
Danaher, Call, 1/16/26 @
$330.00 3,437 78,680 (180)
Wells Fargo Bank
Ingersoll Rand, Call,
1/16/26 @ $95.00 4,826 38,232 (229)
Wells Fargo Bank
Ingersoll Rand, Call,
1/16/26 @ $100.00 4,826 38,232 (181)
Wells Fargo Bank
Starbucks, Call, 1/16/26 @
$100.00 5,515 46,442 (17)
Wells Fargo Bank
Starbucks, Call, 1/16/26 @
$105.00 13,112 110,416 (33)
Wells Fargo Bank
Starbucks, Call, 1/16/26 @
$125.00 2,959 24,918 (1)
Wells Fargo Bank
Workday, Class A, Call,
1/16/26 @ $260.00 2,758 59,236 (76)
Wells Fargo Bank
Workday, Class A, Call,
1/16/26 @ $270.00 2,758 59,236 (7)
Wells Fargo Bank
Yum! Brands, Call, 1/16/26
@ $145.00 2,402 36,337 (1,693)
Wells Fargo Bank
Yum! Brands, Call, 1/16/26
@ $160.00 4,539 68,666 (136)
Wells Fargo Bank
Yum! Brands, Call, 1/16/26
@ $165.00 1,382 20,907 (14)
Total Options Written (Premiums $(135,388)) $ (189,584)

T. ROWE PRICE Capital Appreciation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Aurora Innovation  $ (3,850) $ (356,057) $ —
CenterPoint Energy  23,340 179,695 27,699
CenterPoint Energy, VR, 5.95%, 4/1/56  — 556 1,344
CMS Energy, 5.875%, 10/15/78  (2,747) 2,412 580
Ethos DBA Broadstreet  — — —
Live Oak Acquisition V SPAC/TeamShares
PIPE, Class A  — 815 —
NiSource  5,415 95,561 23,645
NiSource, VR, 5.75%, 7/15/56  — 1,521 1,607
PTC  68,655 (51,840) —
PTC, 4.00%, 2/15/28  — 1,323 1,488
Revvity  193 (209,277) 3,949
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 6.59%  — (6,803) 68,285
T. Rowe Price Government Reserve Fund,
3.77% — — 140,331
Affiliates not held at period end 116,771 (231,845) 2,027
Totals $ 207,777 # $ (573,939) $ 270,955 +

T. ROWE PRICE Capital Appreciation Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
Aurora Innovation  $ 844,038 $ 164,082 $ 48,282 $ 603,781
CenterPoint Energy  * 386,158 164,365 1,368,456
CenterPoint Energy, VR,
5.95%, 4/1/56  — 92,446 — 93,002
CMS Energy, 5.875%,
10/15/78  27,213 — 29,188 *
CMS Energy, 5.875%, 3/1/79  34 — 37 —
Ethos DBA Broadstreet  — 578,073 — *
Fortive  1,606,345 — 1,374,501 —
Live Oak Acquisition V SPAC/
TeamShares PIPE, Class A  — 107,067 — 107,882
NiSource  * 951,406 233,049 1,323,855
NiSource, VR, 5.75%, 7/15/56  — 180,976 — 182,497
PTC  1,306,781 548,746 545,844 1,257,843
PTC, 4.00%, 2/15/28  28,259 10,916 8 40,490
Revvity  1,468,645 130,740 141 1,389,967
Revvity, 3.30%, 9/15/29  8,615 — 8,611 —
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 6.59%  919,663 68,101 — 980,961
T. Rowe Price Government
Reserve Fund, 3.77% 2,718,235 ¤ ¤ 1,840,158
Total $ 9,188,892 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $266,422 of dividend income and $4,533 of interest income.
* On the date indicated, issuer was held but not considered an affiliated company.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $8,784,356.

T. ROWE PRICE Capital Appreciation Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $58,151,525) $ 71,063,825
Interest and dividends receivable 201,163
Receivable for shares sold 84,136
Cash 55,768
Foreign currency (cost $31,931) 32,308
Receivable for investment securities sold 17,191
Other assets 723
Total assets 71,455,114
Liabilities
Payable for investment securities purchased 580,309
Options written (premiums $135,388) 189,584
Payable for shares redeemed 57,992
Investment management fees payable 33,592
Due to affiliates 735
Payable to directors 51
Other liabilities 4,115
Total liabilities 866,378
NET ASSETS $ 70,588,736

T. ROWE PRICE Capital Appreciation Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 13,511,656
Paid-in capital applicable to 1,975,429,938 shares of
$0.0001 par value capital stock outstanding; 4,000,000,000
shares authorized 57,077,080
NET ASSETS $ 70,588,736
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $37,424,005; Shares outstanding:
1,046,904,507) $ 35.75
Advisor Class
(Net assets: $828,902; Shares outstanding: 23,627,883) $ 35.08
I Class
(Net assets: $32,335,829; Shares outstanding:
904,897,548) $ 35.73

T. ROWE PRICE Capital Appreciation Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
.
  Interest $ 1,115,727
Dividend (net of foreign taxes of $6,192) 610,600
Other 16
Total income 1,726,343
Expenses
Investment management 394,375
Shareholder servicing
Investor Class $ 49,945
Advisor Class 1,240
I Class 3,022 54,207
Rule 12b-1 fees
Advisor Class 2,016
Prospectus and shareholder reports
Investor Class 489
Advisor Class 18
I Class 279 786
Registration 1,266
Custody and accounting 1,236
Directors 210
Legal and audit 155
Miscellaneous 210
Waived / paid by Price Associates (17,210)
Total expenses 437,251
Net investment income 1,289,092

T. ROWE PRICE Capital Appreciation Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 5,135,595
Options written 14,977
Foreign currency transactions 2,122
Net realized gain 5,152,694
Change in net unrealized gain / loss
Securities 1,586,568
Options written (75,993)
Other assets and liabilities denominated in foreign currencies 1,716
Change in net unrealized gain / loss 1,512,291
Net realized and unrealized gain / loss 6,664,985
INCREASE IN NET ASSETS FROM OPERATIONS $ 7,954,077

T. ROWE PRICE Capital Appreciation Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 1,289,092 $ 1,408,391
Net realized gain 5,152,694 5,326,126
Change in net unrealized gain / loss 1,512,291 588,851
Increase in net assets from operations 7,954,077 7,323,368
Distributions to shareholders
Net earnings
Investor Class (3,059,499) (3,313,494)
Advisor Class (66,846) (74,183)
I Class (2,691,447) (2,755,238)
Decrease in net assets from distributions (5,817,792) (6,142,915)
Capital share transactions
*
Shares sold
Investor Class 5,929,693 5,686,733
Advisor Class 81,487 93,884
I Class 4,886,792 5,045,061
Distributions reinvested
Investor Class 2,977,021 3,228,830
Advisor Class 65,431 72,939
I Class 2,578,270 2,649,688
Shares redeemed
Investor Class (7,513,960) (6,368,311)
Advisor Class (134,748) (152,568)
I Class (4,653,365) (3,667,479)
Increase in net assets from capital share
transactions 4,216,621 6,588,777

T. ROWE PRICE Capital Appreciation Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Net Assets
Increase during period 6,352,906 7,769,230
Beginning of period 64,235,830 56,466,600
End of period $ 70,588,736 $ 64,235,830
*Share information (000s)
Shares sold
Investor Class 162,372 157,250
Advisor Class 2,280 2,647
I Class 134,062 139,988
Distributions reinvested
Investor Class 84,455 93,265
Advisor Class 1,891 2,143
I Class 73,163 76,581
Shares redeemed
Investor Class (206,716) (176,203)
Advisor Class (3,762) (4,282)
I Class (128,185) (101,158)
Increase in shares outstanding 119,560 190,231

T. ROWE PRICE Capital Appreciation Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Capital Appreciation Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Capital
Appreciation Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term capital appreciation by investing primarily in common stocks. It may also hold fixed-income and other securities to help preserve principal value. The fund has three classes of shares: the Capital Appreciation Fund (Investor Class), the Capital Appreciation Fund–Advisor Class (Advisor Class) and the Capital
Appreciation Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule
12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the
Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are

T. ROWE PRICE Capital Appreciation Fund

recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended
December 31, 2025, the fund realized $5,038,000 of net gain on $12,242,000 of in-kind redemptions.

T. ROWE PRICE Capital Appreciation Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Capital Appreciation Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE Capital Appreciation Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Capital Appreciation Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 11,505,337 $ — $ 11,505,337
Bank Loans — 5,673,853 204,021 5,877,874
Bond Funds 980,961 — — 980,961
Common Stocks 42,344,866 107,882 1,644,903 44,097,651
Convertible Preferred Stocks 37,314 — 1,449,923 1,487,237
Corporate Bonds — 5,130,536 — 5,130,536
Preferred Stocks 437 — 143,634 144,071
Short-Term Investments 1,840,158 — — 1,840,158
Total $ 45,203,736 $ 22,417,608 $ 3,442,481 $ 71,063,825
Liabilities
Options Written $ — $ 189,584 $ — $ 189,584
1
Includes Asset-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).

T. ROWE PRICE Capital Appreciation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
Level 3 instruments held at December 31, 2025, totaled $563,644,000 for the year ended December 31, 2025.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
12/31/25
Investment in Securities
Bank Loans $ — $ 1,153 $ 203,239 $ (371) $ 204,021
Common Stocks 135,379 (10,240) 1,519,764 — 1,644,903
Convertible Preferred Stocks 465,977 568,785 415,161 — 1,449,923
Corporate Bonds — — — — —
Preferred Stocks 139,708 3,926 — — 143,634
Total $ 741,064 $ 563,624 $ 2,138,164 $ (371) $ 3,442,481

T. ROWE PRICE Capital Appreciation Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Bank
Loans
$204,021 Pricing service —# —# —# —#
Common
Stocks
$1,644,903 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to
EBITDA
multiple
17.1x 17.1x Increase
Discount to
public company
multiples
12% 12% Decrease
Convertible
Preferred
Stocks
$1,449,923 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
12.2x
- 27.5x
19.9x Increase
Sales growth
rate
66% 66% Increase
Enterprise
value to
EBITDA
multiple
8.9x
- 26.2x
17.6x Increase
EBITDA growth
rate
170% 170% Increase
Cost of capital 30% 30% Decrease

T. ROWE PRICE Capital Appreciation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease
Corporate
Bonds
$— Recent
comparable
transaction
price(s)
Discount for
uncertainty
100% 100% Decrease
Preferred
Stocks
$143,634 Market
comparable
Relative Value —# —# —#

T. ROWE PRICE Capital Appreciation Fund

with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
December 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Liabilities
Equity derivatives Options Written $ 189,584
Total $ 189,584
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Realized Gain (Loss)
Equity derivatives $ 14,977
Total $ 14,977

T. ROWE PRICE Capital Appreciation Fund

Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs), with a Credit Support
Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Change in Unrealized
Gain (Loss)
Equity derivatives $ (75,993)
Total $ (75,993)

T. ROWE PRICE Capital Appreciation Fund

Collateral may be in the form of cash, debt securities issued by the U.S.
government or related agencies, or equity securities, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments;
both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of December 31, 2025, securities valued at $56,804,000 had been posted by the fund to counterparties for bilateral derivatives. As of December 31, 2025, no collateral was pledged by counterparties to the
fund
for bilateral derivatives.
Options   The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk.
The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values and, for options written, the potential

T. ROWE PRICE Capital Appreciation Fund

for losses to exceed any premium received by the fund. During the year ended
December 31, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 3% and 6% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms

T. ROWE PRICE Capital Appreciation Fund

which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Private Investments Issued by Special Purpose Acquisition Companies
Special purpose acquisition companies (SPACs) are shell companies that have no operations but are formed to raise capital with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (IPO). The fund may enter into a contingent commitment with a SPAC to purchase private investments in public equity (PIPE) if and when the SPAC completes its merger or acquisition. The fund maintains liquid assets sufficient to settle its commitment to purchase the PIPE. However, if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger or acquisition. The securities issued by a SPAC may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale.

T. ROWE PRICE Capital Appreciation Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $51,989,965,000 and $52,895,026,000, respectively, for the year ended December 31, 2025. Purchases and sales of U.S. government securities aggregated $29,388,251,000 and $27,740,633,000, respectively, for the year ended December 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 3,061,163 $ 2,171,176
Long-term capital gain 2,756,629 3,971,739
Total distributions $ 5,817,792 $ 6,142,915

T. ROWE PRICE Capital Appreciation Fund

At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax
($000s)
Cost of investments $ 58,235,052
Unrealized appreciation $ 13,656,928
Unrealized depreciation (1,017,274)
Net unrealized appreciation (depreciation) $ 12,639,654
($000s)
Undistributed ordinary income $ 118,688
Undistributed long-term capital gain 753,314
Net unrealized appreciation (depreciation) 12,639,654
Total distributable earnings (loss) $ 13,511,656

T. ROWE PRICE Capital Appreciation Fund

liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2025, the effective annual group fee rate was
0.28%. Effective April 30, 2019, Price Associates has contractually agreed, at least through February 28, 2027, to waive a portion of its management fee so that an individual fund fee of 0.27% is applied to the fund’s average daily net assets that are equal to or greater than $27.5 billion. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived were $12,020,000 and allocated ratably in the amounts of $6,421,000 for the Investor Class, $144,000 for the Advisor Class, and $5,455,000 for the
I Class, for the year ended December 31, 2025.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense

T. ROWE PRICE Capital Appreciation Fund

limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2025, expenses incurred pursuant to these service agreements
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.94% 1.19% 0.05%
Expense limitation date 02/29/28 02/29/28 02/29/28
(Waived)/repaid during the period ($000s) $— $— $—

T. ROWE PRICE Capital Appreciation Fund

were $125,000 for Price Associates; $8,872,000 for T. Rowe Price Services,
Inc.; and $1,028,000 for T. Rowe Price Retirement Plan Services, Inc. All
amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control;
however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-
end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund),
Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s

T. ROWE PRICE Capital Appreciation Fund

investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the year ended December 31,
2025, are as follows:
Total management fee waived was allocated ratably in the amounts of
$2,773,000, $63,000 and $2,354,000 for the Investor Class, Advisor Class and
I Class, respectively, for the year ended December 31, 2025.
As of December 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,058,990 shares of the Investor Class, representing less than 1% of the Investor Class's net assets, and 6,416,310 shares of the I Class, representing less than 1% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the year ended December 31, 2025, this reimbursement amounted to $86,000, which is included in Net realized gain
(loss) on Securities in the Statement of Operations.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% $ 5,190
Total Management Fee Waived $ 5,190

T. ROWE PRICE Capital Appreciation Fund

investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Capital Appreciation Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Capital Appreciation Fund,
Inc. and Shareholders of T. Rowe Price Capital Appreciation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Capital Appreciation Fund (one of
the funds constituting T. Rowe Price Capital Appreciation Fund, Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Capital Appreciation Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Capital Appreciation Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$2,929,731,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $396,937,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $344,331,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $1,134,628,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F72-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

   (2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

   (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Capital Appreciation Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026